Certain Balance Sheet Items (Tables)	12 Months Ended
Dec. 31, 2020
Balance Sheet Related Disclosures [Abstract]
Schedule of Inventory, Current [Table Text Block]	The following table summarizes inventories (in thousands):

	December 31,
	2020	2019
Raw materials	$119	$92
Work in process	167	137
Finished goods	272	524
	$558	$753

Schedule of Other Current Assets [Table Text Block]
The following table summarizes other current assets (in thousands):

	December 31,
	2020	2019
Prepaid services	$421	$23
Prepaid insurance	158	184
Transition service agreement, related party	115	345
Deferred cost - service contracts	99	118
Other	14	—
	$807	$670

Property, Plant and Equipment [Table Text Block]	The following table summarizes property and equipment (in thousands):

	December 31,
	2020	2019
Computer equipment(1)	$291	$291
Accumulated depreciation(1)	(291)	(289)
	$—	$2

Schedule of Other Assets, Noncurrent [Table Text Block]	The following table summarizes other assets (in thousands):

	December 31,
	2020	2019
Prepaid Insurance	$385	$519
Deferred cost – service contracts	56	154
Other	2	4
	$443	$677